36. Related-party transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related party transactions [abstract]
Related party income
Company	Concept	2019	2018	2017

PESA	Impact study	337	230	-
	Thermal power plant Pilar	-	17,162	6,555
SACDE	Reimbursement expenses	19,738	50,733	-
FIDUS	SGR contribution income	1,937	-	-
		22,012	68,125	6,555

Related party expenses
Company	Concept	2019	2018	2017

PESA	Technical advisory services on financial matters	(136,149)	(132,393)	(93,714)
SACME	Operation and oversight of the electric power transmission system	(83,193)	(125,627)	(106,040)
Salaverri, Dellatorre, Burgio y Wetzler Malbran	Legal fees	-	-	(1,347)
OSV	Hiring life insurance for staff	(19,646)	(30,017)	(29,162)
FIDUS	Legal fees	(777)	-	-
ABELOVICH, POLANO & ASOC.	Legal fees	(1,285)	(2,014)	(1,095)
		(241,050)	(290,051)	(231,358)

Key Management personnel's remuneration
	2019	2018	2017
Salaries	441,378	373,046	385,418

Related party receivables and payables
	12.31.19	12.31.18
Other receivables - Non current
SACME	3,895	7,168
	3,895	7,168

Other receivables - Current
FIDUS SGR	25,000	38,443
SACME	766	1,178
PESA	-	1,815
	25,766	41,436

Trade payables
OSV	-	-
PESA	-	(12,045)
	-	(12,045)

Other payables
SACME	(12,566)	(11,642)
	(12,566)	(11,642)